Film Related Obligations - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		12 Months Ended	19 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Aug. 30, 2022
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 1,793.5	$ 1,793.5	$ 1,793.5	$ 1,259.9
Line of credit facility moratorium period			90 days
Other Loans [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Line of credit facility outstanding	112.3	112.3	$ 112.3
Debt instrument, collateral amount	84.5	84.5	84.5
Contracted receivables	47.8	47.8	47.8
Other Loans [Member] | July 2025 [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Line of credit facility outstanding	24.1	24.1	24.1
Other Loans [Member] | April 2027 [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Line of credit facility outstanding	88.2	$ 88.2	88.2
Other Loans [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread		6.89%
Film Related Obligations [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 1,949.4	$ 1,949.4	$ 1,949.4	1,951.5
Film Related Obligations [Member] | Production Loans [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt weighted average interest rate	6.96%	6.96%	6.96%
Long term debt gross	$ 1,292.2	$ 1,292.2	$ 1,292.2	1,349.9
Film Related Obligations [Member] | Production Loans [Member] | Secured Portion [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	1,028.9	1,028.9	1,028.9
Film Related Obligations [Member] | Production Loans [Member] | Unsecured Portion [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	263.3	263.3	263.3
Film Related Obligations [Member] | Production Tax Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	260.0	260.0	260.0	231.8
Line of credit maximum borrowing capacity	$ 260.0	$ 260.0	$ 260.0
Debt instrument effective interest rate percentage	6.92%	6.92%	6.92%
Line of credit current Borrowing capacity	$ 0.0	$ 0.0	$ 0.0
Line of credit facility expiration date	Jan. 27, 2025
Tax credit receivable	$ 341.4	341.4	341.4
Film Related Obligations [Member] | Production Tax Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.10%
Film Related Obligations [Member] | Production Tax Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.25%
Film Related Obligations [Member] | Production Tax Credit Facility [Member] | Base Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.50%
Debt instrument additional margin percentage	1.50%
Film Related Obligations [Member] | IP Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 109.9	109.9	109.9	143.8
Line of credit maximum borrowing capacity	$ 161.9	$ 161.9	$ 161.9
Line of credit facility expiration date	Jul. 30, 2027
Film Related Obligations [Member] | IP Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument additional margin percentage	2.25%
Long Term Debt Floor Interest Rate Percentage	0.25%	0.25%	0.25%
Film Related Obligations [Member] | IP Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.11%
Film Related Obligations [Member] | IP Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.26%
Film Related Obligations [Member] | IP Credit Facility [Member] | Base Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	1.25%
Film Related Obligations [Member] | Back Log Facility And Other [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 287.3	$ 287.3	$ 287.3	226.0
Line of credit maximum borrowing capacity				175.0
Line of credit facility expiration date			May 16, 2025
Line of credit expiration period			2 years
Line of credit facility outstanding				$ 175.0
Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument additional margin percentage			1.15%
Debt instrument effective interest rate percentage					6.57%
Debt instrument potential additional margin percentage one			1.25%
Debt instrument potential additional margin percentage two			1.50%
Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread			0.10%
Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread			0.25%